UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
Schedule of Investments
August 31, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 85.9%
Chemicals - 5.8%
Dow Chemical Co.	75,232	$3,292,152
Westlake Chemical Corp.	62,951	3,476,784
		6,768,936
Crude/Refined Product Transportation - 1.4%
SemGroup Corp. - Class A	29,544	1,624,920

Exploration & Production - 34.2%
Anadarko Petroleum Corp.	53,444	3,825,521
Concho Resources, Inc. (a)	39,072	4,226,027
Continental Resources, Inc. (a)	74,317	2,385,576
Diamondback Energy, Inc. (a)	60,965	4,163,300
EOG Resources, Inc.	50,673	3,968,203
Gulfport Energy Corp. (a)	90,973	3,259,563
Newfield Exploration Co. (a)	119,700	3,987,207
Occidental Petroleum Corp.	55,400	4,044,754
Parsley Energy, Inc. - Class A (a)	273,643	4,706,660
Range Resources Corp.	77,986	3,011,819
Southwestern Energy Co. (a)	161,012	2,614,835
		40,193,465
Housewares - 2.9%
Tupperware Brands Corp.	66,715	3,417,809

Machinery - 4.8%
Horizon Global Corp. (a)	295,175	3,087,531
Trimas Corp. (a)	137,852	2,514,420
		5,601,951
Marine - 1.9%
Nordic American Tankers, Ltd.	168,000	2,289,840

Natural Gas/NGL Transportation - 9.2%
EQT Midstream Partners LP	48,000	3,734,400
Kinder Morgan, Inc.	92,000	2,981,720
Tallgrass Energy Partners LP	85,400	4,037,712
		10,753,832
Oil Field Services - 20.3%
Baker Hughes, Inc.	65,867	3,688,552
Basic Energy Services, Inc. (a)	237,162	1,235,614
Forum Energy Technologies, Inc. (a)	265,064	4,166,806
Halliburton Co.	80,304	3,159,962
Patterson-UTI Energy, Inc.	252,294	4,107,346
Schlumberger, Ltd.	46,212	3,575,423
Superior Energy Services, Inc.	242,647	3,860,514
		23,794,217
Refining - 5.4%
Tesoro Corp.	22,029	2,026,888
Valero Energy Corp.	39,128	2,321,856
Western Refining, Inc.	47,851	2,058,550
		6,407,294
TOTAL COMMON STOCKS (Cost $115,432,485)		100,852,264

PARTNERSHIPS & TRUSTS - 10.7%
Crude/Refined Product Transportation - 6.5%
Plains All American Pipeline LP	109,043	3,932,091
Sunoco Logistics Partners LP	107,218	3,627,185
		7,559,276
Gathering & Processing - 1.2%
Western Gas Equity Partners LP	27,326	1,451,011

Natural Gas/NGL Transportation - 3.0%
Energy Transfer Equity LP	127,208	3,568,184
TOTAL PARTNERSHIPS & TRUSTS (Cost $14,224,115)		12,578,471

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.12% (b)	5,931,014	5,931,014
TOTAL SHORT-TERM INVESTMENTS (Cost $5,931,014)		5,931,014

Total Investments (Cost $135,587,614) - 101.7%		119,361,749
Liabilities in Excess of Other Assets - (1.7)%		(1,995,589)
TOTAL NET ASSETS - 100.0%		$117,366,160

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of August 31, 2015.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

BP Capital TwinLine Energy Fund
Cost of investments			$135,587,614
Gross unrealized appreciation			$3,070,842
Gross unrealized depreciation			(19,296,707)
Net unrealized depreciation			$(16,225,865)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the BP Capital TwinLine Energy Fund's (the "Fund's") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at August 31, 2015
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$100,852,264	$–	$–	$100,852,264
Partnerships & Trusts	12,578,471	-	-	12,578,471
Short-Term Investments	5,931,014	-	-	5,931,014
Total Investments in Securities	$119,361,749	$–	$–	$119,361,749

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

BP Capital TwinLine MLP Fund
Schedule of Investments
August 31, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 28.8%
Crude/Refined Product Transportation - 13.1%
Rose Rock Midstream LP	18,300	$568,581
SemGroup Corp. - Class A	21,800	1,199,000
Tesoro Logistics LP	35,100	1,853,631
		3,621,212
Gathering & Processing - 9.8%
EnLink Midstream Partners LP	33,000	581,790
Rice Midstream Partners LP	70,900	1,188,993
Williams Partners LP	23,700	944,445
		2,715,228
Natural Gas/NGL Transportation - 5.9%
EQT GP Holdings LP	10,700	347,964
EQT Midstream Partners LP	9,100	707,980
Kinder Morgan, Inc.	18,100	586,621
		1,642,565
TOTAL COMMON STOCKS (Cost $9,075,319)		7,979,005

PARTNERSHIPS & TRUSTS - 57.7%
Crude/Refined Product Transportation - 26.6%
Delek Logistics Partners LP	23,100	919,842
Magellan Midstream Partners LP	11,900	839,783
MPLX LP	15,100	749,262
Plains All American Pipeline LP	54,900	1,979,694
Shell Midstream Partners LP	23,700	937,809
Sunoco Logistics Partners LP	57,400	1,941,842
		7,368,232
Gathering & Processing - 13.0%
Antero Midstream Partners LP	37,100	859,236
MarkWest Energy Partners LP	10,500	591,885
Targa Resources Partners LP	43,800	1,322,322
Western Gas Equity Partners LP	15,789	838,396
		3,611,839
Natural Gas/NGL Transportation - 18.1%
Energy Transfer Equity LP	26,600	746,130
Energy Transfer Partners LP	39,100	1,921,374
Enterprise Products Partners LP	16,970	477,027
Tallgrass Energy Partners LP	39,600	1,872,288
		5,016,819
TOTAL PARTNERSHIPS & TRUSTS (Cost $17,185,847)		15,996,890

WARRANTS - 0.7%
Natural Gas/NGL Transportation - 0.7%
Kinder Morgan, Inc., Expiration 05/25/2017, Strike Price $40.00 (a)	139,129	185,042
TOTAL WARRANTS (Cost $375,759)		185,042

SHORT-TERM INVESTMENTS - 12.8%
Money Market Funds - 12.8%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.12% (b)	3,552,620	3,552,620
TOTAL SHORT-TERM INVESTMENTS (Cost $3,552,620)		3,552,620

Total Investments (Cost $30,189,545) - 100.0%	27,713,557
Other Assets in Excess of Liabilities - 0.0%	11,280
TOTAL NET ASSETS - 100.0%	$27,724,837

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of August 31, 2015.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

BP Capital TwinLine MLP Fund
Cost of investments			$30,183,450
Gross unrealized appreciation			$932,892
Gross unrealized depreciation			(3,402,785)
Net unrealized depreciation			$(2,469,893)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the BP Capital TwinLine MLP Fund's (the "Fund's") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at August 31, 2015
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$7,979,005	$–	$–	$7,979,005
Partnerships & Trusts	15,996,890	–	–	15,996,890
Warrants	185,042	–	–	185,042
Short-Term Investments	3,552,620	–	–	3,552,620
Total Investments in Securities	$27,713,557	$–	$–	$27,713,557

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The following table presents the fair value of derivative instruments, held long or sold short by the Fund at August 31, 2015:
					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain/(Loss) on
Equity Instruments	Assets	Liabilities	Assets	Liabilities	Open Positions
Warrants	$185,042	$-	$-	$-	$(190,717)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date           10/19/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date           10/19/15

By (Signature and Title)*               /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date           10/19/15

* Print the name and title of each signing officer under his or her signature.